Business and Geographic Segment Information - Schedule of Off-Network and On-Network Revenues (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue	$ 571,259	$ 580,847	$ 598,109	$ 602,306	$ 619,122	$ 608,625	$ 615,749	$ 628,890	$ 2,352,521	$ 2,472,386	$ 2,603,623
On-Network Revenues [Member]
Segment Reporting Information [Line Items]
Revenue									2,149,770	2,253,396	2,356,441
On-Network Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Revenue									1,705,568	1,779,458	1,873,192
On-Network Revenues [Member] | Managed Services [Member]
Segment Reporting Information [Line Items]
Revenue									405,330	415,269	411,126
On-Network Revenues [Member] | Channel [Member]
Segment Reporting Information [Line Items]
Revenue									38,872	58,669	72,123
Off-Network and Other Revenues [Member]
Segment Reporting Information [Line Items]
Revenue									202,751	218,990	247,182
Off-Network and Other Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Revenue									160,063	171,637	201,282
Off-Network and Other Revenues [Member] | Satellite-Related Services [Member]
Segment Reporting Information [Line Items]
Revenue									$ 42,688	$ 47,353	$ 45,900
Revenues [Member] | Service Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									100.00%	100.00%	100.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									91.00%	91.00%	91.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									73.00%	72.00%	72.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member] | Managed Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									17.00%	17.00%	16.00%
Revenues [Member] | Service Concentration Risk [Member] | On-Network Revenues [Member] | Channel [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									2.00%	2.00%	3.00%
Revenues [Member] | Service Concentration Risk [Member] | Off-Network and Other Revenues [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									9.00%	9.00%	9.00%
Revenues [Member] | Service Concentration Risk [Member] | Off-Network and Other Revenues [Member] | Transponder, MSS and Other Off-Network Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									7.00%	7.00%	8.00%
Revenues [Member] | Service Concentration Risk [Member] | Off-Network and Other Revenues [Member] | Satellite-Related Services [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage									2.00%	2.00%	2.00%